                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2001
           Check here if Amendment [ ]: Amendment Number:_____________
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:             Neil Druker
Address:          Two International Place
                  24th Floor
                  Boston, Massachusetts  02110

Form 13F File Number:  28-06049

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Neil Druker
Title:              Institutional Manager
Phone:              (617) 856-8932
Signature, Place, and Date of Signing:

/s/ Neil Druker
---------------
(Signature)

Boston, Massachusetts
----------------------
(City, State)

August 1, 2001
----------------------
(Date)


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.



Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $133,309 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06051
                     --------
Name:    Peter Homans


                                       2
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                                    FORM 13F
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


                                                                             Name of Reporting Manager
-----------------------------------------------------------------------------------------------------------------------
                  Item 1:                        Item 2:          Item 3:                     Item 4:


Name of Issuer                              Title of Class     CUSIP number  Fair Market Value
-----------------------------------------------------------------------------------------------------------------------
ADTRAN INC                                  COM                    00738A106                                     2,763
ADVANCED MICRO DEVICES INC                  COM                    007903107                                     3,324
ALLEGIANCE TELECOM INC                      COM                    01747T102                                       525
AOL TIME WARNER                             COM                    02364J104                                     2,650
APPLIED MATERIALS INC                       COM                    038222105                                     4,910
BALLARD POWER SYSTEMS                       COM                    05858H104                                     4,656
BEA SYSTEMS INC                             COM                    073325102                                     3,071
BIOSITE DIAGNOSTICS INC                     COM                    090945106                                     4,480
BMC SOFTWARE INC                            COM                    055921100                                     2,254
CHARTERED SEMICONDUCTOR MFG                 ADR                    16133R106                                     3,156
COMCAST CORP                                CL A                   200300101                                     5,425
CYPRESS SEMICONDUCTOR CORP                  COM                    232806109                                     3,220
EMC CORP-MASS                               COM                    268648102                                       731
EXTREME NETWORKS INC                        COM                    30226D106                                     1,330
FOUNDRY NETWORKS INC                        COM                    35063R100                                     1,403
FUELCELL ENERGY INC                         COM                    35952H106                                     3,464
I2 TECHNOLOGIES INC                         COM                    465754109                                     2,970
INTL BUSINESS MACHINES CORP                 COM                    459200101                                    11,865
KLA INSTRUMENTS CORP                        COM                    482480100                                     4,385
LINEAR TECHNOLOGY CORPORATION               COM                    535678106                                     4,422
MACROMEDIA INC                              COM                    556100105                                     1,800
MAXIM INTEGRATED PRODUCTS INC               COM                    57772K101                                     4,421
MICREL INC                                  COM                    594793101                                     3,960
MICRON TECHNOLOGY INC                       COM                    595112103                                     3,083
NASDAQ 100 SHARES                           Unit Ser               631100104                                     2,285
NETWORK APPLIANCE INC                       COM                    64120L104                                     2,466
PIVOTAL CORP                                COM                    72581R106                                     1,706
POWER-ONE INC                               COM                    739308104                                       832
QUALCOMM INC                                COM                    747525103                                     3,556
SANDISK CORP                                COM                    80004C101                                     1,116
SEMICONDUCTOR HOLDRS TR                     DEP RPCT               816636203                                    17,622
SONUS NETWORKS INC                          COM                    835916107                                     2,102
SPRINT CORPORATION COM                      PCS COM SER 1          852061506                                       725
ST MICROELECTRONICS N.V.                    COM                    861012102                                     3,349
SYMBOL TECHNOLOGIES INC                     COM                    871508107                                       222
TIME WARNER TELECOM INC                     CL A                   887319101                                     3,419
TURNSTONE SYSTEMS INC                       COM                    900423104                                     1,610
VERISIGN INC                                COM                    92343P107                                     6,001
WEBMETHODS INC                              COM                    94768C108                                     1,059
xM SATELLITE RADIO HOLDINGS                 CL A                   983759101                                       972

                                                                                                               133,309

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
-----------------------------------------------------------------------------------------------------------------------------------
         Item 5:                          Item 6:                           Item 7:                          Item 8:
                           -------------------------------------------                      ---------------------------------------
Shares of Principal          (b) Shared As
 Amount (a) Sole           Defined In Instr. V        (c) Shared-Other   Other Managers      (a) Sole       (b) Shared    (c) None
-----------------------------------------------------------------------------------------------------------------------------------
                   134,800                                    X               one                   134,800
                   115,000                                    X               one                   115,000
                    35,000                                    X               one                    35,000
                    50,000                                    X               one                    50,000
                   100,000                                    X               one                   100,000
                   100,000                                    X               one                   100,000
                   100,000                                    X               one                   100,000
                   100,000                                    X               one                   100,000
                   100,000                                    X               one                   100,000
                   125,000                                    X               one                   125,000
                   125,000                                    X               one                   125,000
                   135,000                                    X               one                   135,000
                    25,000                                    X               one                    25,000
                    45,100                                    X               one                    45,100
                    70,220                                    X               one                    70,220
                   150,000                                    X               one                   150,000
                   150,000                                    X               one                   150,000
                   105,000                                    X               one                   105,000
                    75,000                                    X               one                    75,000
                   100,000                                    X               one                   100,000
                   100,000                                    X               one                   100,000
                   100,000                                    X               one                   100,000
                   120,000                                    X               one                   120,000
                    75,000                                    X               one                    75,000
                    50,000                                    X               one                    50,000
                   180,000                                    X               one                   180,000
                   100,000                                    X               one                   100,000
                    50,000                                    X               one                    50,000
                    60,800                                    X               one                    60,800
                    40,000                                    X               one                    40,000
                   365,610                                    X               one                   365,610
                    90,000                                    X               one                    90,000
                    30,000                                    X               one                    30,000
                   100,000                                    X               one                   100,000
                    10,000                                    X               one                    10,000
                   102,000                                    X               one                   102,000
                   230,000                                    X               one                   230,000
                   100,000                                    X               one                   100,000
                    50,000                                    X               one                    50,000
                    60,000                                    X               one                    60,000

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